Expenses for shipping activities and other expenses from operating activities - Voyage commissions and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Analysis of income and expense [abstract]
Commissions paid	$ (8,014)	$ (12,748)		$ (10,130)
Bunkers	(84,614)	(98,761)		(101,947)
Other voyage related expenses	(26,180)	(13,921)		(32,604)
Total voyage expenses and commissions	$ (118,808)	$ (125,430)	[1]	$ (144,681)	[1]

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised. Please refer to Note 1.6 for further details.